Restructuring Liabilities Textuals (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended						12 Months Ended
	Mar. 01, 2015	Nov. 30, 2014		Aug. 24, 2014	May 25, 2014	Feb. 23, 2014	Nov. 30, 2014	Nov. 24, 2013	Nov. 25, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 4,338	$ 49,014	[1]	$ 2,371	$ 19,105	$ 57,935	$ 128,425	$ 0	$ 0
Restructuring and Related Cost, Number of Positions Eliminated		500				800
Corporate and Other [Member]
Restructuring Cost and Reserve [Line Items]
Other General and Administrative Expense	$ 8,007					$ 6,441	$ 27,621	$ 0	$ 0

[1]	Includes certain out-of-period adjustments, which decreased income before income taxes and net income by approximately $4.0 million and $6.0 million, respectively. For additional information see Note 1.